CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income	[1]	$ 10,593	$ 6,023	$ 7,502
Other comprehensive income/(loss), before tax
Foreign currency translation adjustments		(972)	301	3
Net unrealized gains/(losses) on available-for-sale securities		(1)	2	0
Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period		(66)	389	207
Reclassification of (gains)/losses to net income		(449)	85	(159)
Total unrealized gains/(losses) on cash flow hedges		(514)	474	47
Retirement-related benefit plans
Prior service costs/(credits)		(469)	(56)	2
Net gains/(losses) arising during the period		392	70	(3,115)
Curtailments and settlements		9	3,159	5
Amortization of prior service costs/(credits)		(7)	(7)	(9)
Amortization of net (gains)/losses		623	975	515
Total retirement-related benefit plans		548	4,142	(2,602)
Other comprehensive income/(loss), before tax		(939)	4,919	(2,552)
Income tax (expense)/benefit related to items of other comprehensive income		494	(1,426)	531
Other comprehensive income/(loss), net of tax		(445)	3,492	(2,021)
Total comprehensive income		$ 10,148	$ 9,516	$ 5,481

[1]	Refer to "Basis of Presentation" in note A, "Significant Accounting Policies," for additional information.